EQUITY	1 Months Ended
Feb. 28, 2025
Equity [Abstract]
EQUITY

3. EQUITY

The Company’s authorized share capital is 400,000,000 class A ordinary shares of par value $0.0001 each, 100,000,000 class B ordinary shares of par value $0.0001 each, and 5,000,000 preferred shares of par value $0.0001 each. February 5, 2025, the Company issued 1 class A ordinary share to its shareholder. As of February 28, 2025, the Company had 1 outstanding common stock.